Vessels, Port Terminal and Other Fixed Assets, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Balance	$ 1,777,457
Transfers	0	0	4,590
Balance	1,911,143	1,777,457
Cost
Property Plant And Equipment [Line Items]
Balance	2,201,955	2,078,907	2,026,227
Additions	224,184	123,070	128,516
Disposals			(71,246)
Restructure of capital lease			(4,590)
Write-off	(208)	(22)
Balance	2,425,931	2,201,955	2,078,907
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(424,498)	(340,948)	(258,281)
Additions	(90,451)	(83,572)	(86,808)
Disposals			4,141
Write-off	161	22
Balance	(514,788)	(424,498)	(340,948)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,777,457	1,737,959	1,767,946
Additions	133,733	39,498	41,708
Disposals			(67,105)
Restructure of capital lease			(4,590)
Write-off	(47)
Balance	1,911,143	1,777,457	1,737,959
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance	1,717,599	1,631,900	1,600,803
Additions	123,541	85,699	102,306
Disposals			(71,209)
Balance	1,841,140	1,717,599	1,631,900
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(308,461)	(245,174)	(185,578)
Additions	(68,333)	(63,287)	(63,737)
Disposals			4,141
Balance	(376,794)	(308,461)	(245,174)
Vessels | Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,409,138	1,386,726	1,415,225
Additions	55,208	22,412	38,569
Disposals			(67,068)
Balance	1,464,346	1,409,138	1,386,726
Port Terminals (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	103,030	78,489	74,336
Additions	3,369	24,563	4,153
Write-off		(22)
Balance	106,399	103,030	78,489
Port Terminals (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(17,082)	(14,251)	(11,466)
Additions	(3,385)	(2,853)	(2,785)
Write-off		22
Balance	(20,467)	(17,082)	(14,251)
Port Terminals (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	85,948	64,238	62,870
Additions	(16)	21,710	1,368
Balance	85,932	85,948	64,238
Tanker vessels, barges and push boats (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	368,626	355,625	340,990
Additions	96,387	9,971	19,225
Restructure of capital lease			(4,590)
Transfers		3,030
Write-off	(47)
Balance	464,966	368,626	355,625
Tanker vessels, barges and push boats (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(93,782)	(77,398)	(58,015)
Additions	(17,355)	(16,384)	(19,383)
Balance	(111,137)	(93,782)	(77,398)
Tanker vessels, barges and push boats (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	274,844	278,227	282,975
Additions	79,032	(6,413)	(158)
Restructure of capital lease			(4,590)
Transfers		3,030
Write-off	(47)
Balance	353,829	274,844	278,227
Other fixed assets | Cost
Property Plant And Equipment [Line Items]
Balance	12,700	12,893	10,098
Additions	887	2,837	2,832
Disposals			(37)
Transfers		(3,030)
Write-off	(161)
Balance	13,426	12,700	12,893
Other fixed assets | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(5,173)	(4,125)	(3,222)
Additions	(1,378)	(1,048)	(903)
Write-off	161
Balance	(6,390)	(5,173)	(4,125)
Other fixed assets | Net Book Value
Property Plant And Equipment [Line Items]
Balance	7,527	8,768	6,876
Additions	(491)	1,789	1,929
Disposals			(37)
Transfers		(3,030)
Balance	$ 7,036	$ 7,527	$ 8,768